Other intangible assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	€ 11,749
Impairment loss	1,589	€ 297	€ 219
Intangible assets other than goodwill	12,447	11,749
Contractual commitments for acquisition of intangible assets	1,419	215
Development expenditures
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	9,825
Additions	2,889	2,079	2,431
Amortization	1,358	1,456	1,294
Impairment losses and asset write-offs	(949)	(147)	(103)
Intangible assets other than goodwill	10,507	9,825
Development expenditures | Gross amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	20,228	19,899
Additions		2,235
Divestitures	(338)	(568)
Translation differences and other changes	147	215
Transfer to Assets held for sale	0	(1,553)
Intangible assets other than goodwill	22,926	20,228	19,899
Development expenditures | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	(10,403)	(10,202)
Amortization	(1,358)	(1,543)
Impairment losses and asset write-offs	949	153
Divestitures	(337)	(553)
Translation differences and other changes	(46)	(31)
Transfer to Assets held for sale	0	(973)
Intangible assets other than goodwill	(12,419)	(10,403)	(10,202)
Patents, concessions, licenses and credits
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	1,637
Intangible assets other than goodwill	1,717	1,637
Patents, concessions, licenses and credits | Gross amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	3,999	3,583
Additions	600	639
Divestitures	(127)	(224)
Translation differences and other changes	103	133
Transfer to Assets held for sale	(3)	(132)
Intangible assets other than goodwill	4,572	3,999	3,583
Patents, concessions, licenses and credits | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	(2,362)	(2,029)
Amortization	(426)	(379)
Impairment losses and asset write-offs	0	0
Divestitures	(2)	(30)
Translation differences and other changes	(72)	(82)
Transfer to Assets held for sale	(3)	(98)
Intangible assets other than goodwill	(2,855)	(2,362)	(2,029)
Other intangible assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	287
Intangible assets other than goodwill	223	287
Other intangible assets | Gross amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	636	804
Additions	67	93
Divestitures	(82)	(89)
Translation differences and other changes	(5)	(41)
Transfer to Assets held for sale	(16)	(131)
Intangible assets other than goodwill	600	636	804
Other intangible assets | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	(349)	(513)
Amortization	(48)	(50)
Impairment losses and asset write-offs	4	0
Divestitures	(8)	(89)
Translation differences and other changes	3	34
Transfer to Assets held for sale	(13)	(91)
Intangible assets other than goodwill	(377)	(349)	(513)
Finite-lived intangible assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	11,749
Intangible assets other than goodwill	12,447	11,749
Finite-lived intangible assets | Gross amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	24,863	24,286
Additions	3,556	2,967
Divestitures	(547)	(881)
Translation differences and other changes	245	307
Transfer to Assets held for sale	(19)	(1,816)
Intangible assets other than goodwill	28,098	24,863	24,286
Finite-lived intangible assets | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	(13,114)	(12,744)
Amortization	(1,832)	(1,972)
Impairment losses and asset write-offs	953	153
Divestitures	(347)	(672)
Translation differences and other changes	(115)	(79)
Transfer to Assets held for sale	(16)	(1,162)
Intangible assets other than goodwill	(15,651)	€ (13,114)	€ (12,744)
Rationalization of product portfolio plans
Reconciliation of changes in intangible assets other than goodwill [abstract]
Impairment losses and asset write-offs	(813)
Impairment loss	€ 1,376